SUPPLEMENT DATED December 13, 2004
                                     TO THE
                             AUL AMERICAN UNIT TRUST
                         PROSPECTUS DATED MAY 1, 2004


     On December 8, 2004, Safeco fund shareholders approved a plan of reorganization that affects the Safeco RST Core Equity and Safeco RST Growth Opportunities investment options in the AUL American Unit Trust. As of the opening of business on Monday, December 13, 2004, all Safeco variable funds became portfolios in the Pioneer Contracts Variable Trust (VCT), which is managed by Pioneer Funds, Boston, MA. Therefore, as of December 13, 2004, Safeco RST Core Equity merged into the Pioneer Fund VCT Portfolio and Safeco RST Growth Opportunities was renamed Pioneer Growth Opportunities VCT Portfolio.

     Pioneer has been sub-advising the Safeco RST funds since August 2, 2004, and the investment objectives and investment policies for the portfolios are substantially similar.

     The prospectus is modified as follows:

1. Page 1 is modified to replace "Safeco Resource Series Trust" with "Pioneer Contracts Variable Trust."

2. Page 8, the Variable Account and the Funds table is modified to replace Safeco Equity and Safeco RST Growth Opportunities with the following:

Investment Accounts and
 Corresponding Mutual Fund
 Portfolios                               Mutual Fund                           Investment Advisor
--------------------------                -----------                           ------------------

Pioneer Fund VCT Portfolio                Pioneer Variable Contracts Trust      Pioneer Investment Management, Inc.

Pioneer Growth Opportunities VCT          Pioneer Variable Contracts Trust      Pioneer Investment Management, Inc.
 Portfolio


3. Page 17, "Safeco RST Equity" is replaced with, "Pioneer Fund VCT Portfolio*." Page 18, "Safeco RST Growth Opportunities" is replaced with "Pioneer Growth Opportunities VCT Portfolio**." "State Street Equity 500 Index is now footnote "***" instead of footnote "*." Footnote "*" now becomes footnote "***." The following two footnotes are added:

* Safeco RST Core Equity was merged into Pioneer Fund VCT Portfolio effective December 13, 2004.

** Safeco RST Growth Opportunities changed its name to Pioneer Growth Opportunities VCT Portfolio effective December 13, 2004.

4. Page 19, "The Funds," paragraph 1 - "Safeco Asset Management Company" is replaced with "Pioneer Investment Management, Inc."

5. Page 28, "Safeco Resource Trust" - These two portfolio descriptions are replaced in their entirety with the following:

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio

     Seeking reasonable income and capital growth. The Portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. The portfolio's investment adviser uses a value approach to select the portfolio's investments, and also considers a security's potential to provide a reasonable amount of income.

Pioneer Growth Opportunities VCT Portfolio

     Seeking capital growth. The Pioneer Growth Opportunities VCT Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR  ADDITIONAL   INFORMATION   CONCERNING   PIONEER  VARIABLE   CONTRACT  TRUST
PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



                   This supplement should be retained with the
                        Prospectus for future reference.